Other receivables and prepaid expenses	12 Months Ended
Oct. 31, 2025
Receivables [Abstract]
Other receivables and prepaid expenses

NOTE 5 – Other receivables and prepaid expenses

Other receivables and prepaid expenses consist of the following:

	October 31, 2025	October 31, 2024

Other receivables	$3,900	$–
Prepaid expenses	18,995	18,050
Total	$22,895	$18,050